Retirement Plans and Other Retiree Benefits - Fair Values of Pension Plan Assets by Asset Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	$ 317,510	$ 326,458
Short Duration Bonds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	90,099	91,897
U.S. Large-Cap [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	80,698	87,383
U.S. Small/Mid-Cap [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	22,184	22,121
World Equity Ex-US [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	46,999	51,720
High Yield Bonds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	14,125	13,638
Emerging Market Fixed income (Non-US) [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	4,100	4,463
Hedge Fund [Member] | Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	15,880	15,913
Core Property Fund [Member] | Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	43,266	39,176
Income Earned but not yet Received [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	$ 159	$ 147